Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date		rr_ProspectusDate	Jun. 22, 2015
ProShares Hedged FTSE Europe ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	HEDGED FTSE EUROPE ETF
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	ProShares Hedged FTSE Europe ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Developed Europe 100% Hedged to USD Index® (the “Index”).
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is a free float-adjusted market cap weighted index comprised of those European stocks that comprise approximately the top 90% of the market capitalization of the European stock market, screened for liquidity. As of June 5, 2015, the Index consists of the following 16 developed market countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 5, 2015, the Index included 515 companies with capitalizations between approximately $17 million and $260.7 billion. The average capitalization of the companies comprising the Index was approximately $21.2 billion. The long equity positions in the Index are reconstituted and rebalanced each March and September.

The Index seeks to eliminate exposure to (or “hedge” against) fluctuations between the value of the U.S. dollar and the currencies in which the securities of the Index are denominated. In order to effect such a hedge, it applies one-month currency forward rates to the Index’s total equity exposure to each currency. The currency hedge is reset on a monthly basis. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the underlying currencies. The return of the currency forward contracts the Fund utilizes to implement the hedge may not perfectly offset the actual fluctuations between the underlying currencies and the U.S. dollar, and currency exposure may develop on an intra-month basis.

The Index is published under the Bloomberg ticker symbol “GPPS004”.

The Fund invests in securities and financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index).

The securities and derivatives that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in the equity securities of companies included in the Index.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund invests in derivatives for effecting currency hedging transactions. These derivatives principally include:
  Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. The forward contracts in which the Fund invests generally are settled in cash.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. To the extent that regulatory constraints restrict the Fund’s ability to hold securities or gain exposure in these proportions, the Fund may gain exposure to only a representative sample of the securities in the Index or may overweight or underweight securities of the Index in relation to their composition in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to the Index. ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, financial instrument or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 5, 2015, the Index was concentrated in the United Kingdom.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 5, 2015, the Index was concentrated in the United Kingdom.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.
  Risks Associated with the Use of Derivatives — The Fund obtains investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index, include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund and the Fund’s foreign currency positions may be valued at a different time than the level of the Index, either of which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index. In addition, the Fund’s foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Exposure to European Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Europe. Many countries included in the Index are members of the European Union (the “EU”) and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Greece, Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt and/or an economic recession in a European country may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund has exposure to issuers in European countries and/or are denominated in euro, or their trading partners. These events may impact the performance of the Fund.
  Foreign Currency and Currency Hedging Risk — Certain of the Fund’s investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like certain of the investments included in the Index, is subject to foreign currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. In addition, in order to transact in foreign investments, the Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.

  The Fund seeks to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. The Fund does not attempt to mitigate other factors which may have a greater influence on the equity positions than currency rate risk. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Because the currency hedge is reset on a monthly basis, currency risk can develop intra-month. Furthermore, while the Index is designed to hedge currency rate exposure of the equity positions, it is possible that a degree of exposure may remain even at the time of rebalance. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged. When foreign currencies appreciate or remain unchanged, an unhedged investment in the same equity securities will outperform the Fund. The Fund could lose money if the equity positions and/or the currency hedged positions produce negative returns. Performance of the Fund could be particularly poor if foreign currencies appreciate at the same time that the value of the equity positions fall.
  Foreign Investments Risk — Investments in securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

  In particular, the Fund has a significant concentration in the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
  Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — Fund shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Because the Fund and the Index generally value such securities as of the local market closing time, the daily net asset value (“NAV”) and Index performance will vary from the market performance of the Fund as of the NYSE Arca close (typically 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premium and discounts than would otherwise be the case if each market was open until the close of trading on NYSE Arca. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “nondiversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers or the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.
  Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
  Non-Diversification Risk — The Fund is classified as “nondiversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers or the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
ProShares Hedged FTSE Europe ETF | ProShares Hedged FTSE Europe ETF
Risk/Return:		rr_RiskReturnAbstract
Investment Advisory Fees		rr_ManagementFeesOverAssets	0.27%
Other Expenses	[1]	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.27%
1 Year		rr_ExpenseExampleYear01	$ 28
3 Years		rr_ExpenseExampleYear03	$ 87

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.